Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of March 31, 2025	As of September 30, 2024
Accrued payroll and welfare	$137,344	$171,479
Tax Payable	60,236	56,018
Accrued service fee	105,762	-
Others	71	9,316
	$303,413	$236,813

13. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of September 30,
	2024	2023
Accrued payroll and welfare	$171,479	$196,767
Deposits	-	-
Tax Payable	56,018	21,914
Accrued service fee	-	6,956
Accrued listing fee	-	39,765
Others	9,316	44,584
	$236,813	$309,986